Income Taxes And Tax Status (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule Of Effective Income Tax Rate Reconciliation

	2018	2017
Tax benefit at statutory rate	$(4,382)	$(6,548)
State tax benefit	(897)	(674)
Impact of the Tax Act	-	41,646
Increase (decrease) in valuation allowance	5,304	(34,346)
Research and development credit	(51)	(129)
Other	26	51
	$-	$-

Schedule Of Deferred Tax Assets And Liabilities

	2018	2017
Gross deferred tax assets:
Net operating loss carry-forward	$84,192	$82,168
Research and development credit	7,879	8,051
Stock compensation	1,027	1,248
Patents and other	1,495	1,427
Contingent payment obligation	2,842	1,409
Inventories	249	-
Fixed assets	25	25
Accrued liabilities	146	49
Deferred rent and lease liabilities	46	20
Charitable contributions	5	7
Deferred revenue	-	5
Capital loss carry-forward	3	3
Warranty reserve	4	2
Bad debt expense	-	1
	97,913	94,415
Less valuation allowance	(97,816)	(94,415)
	97	-
Gross deferred tax liabilities:
Convertible debt	(97)	-
	(97)	-
Net deferred tax asset	$-	$-

Schedule Of Unrecognized Tax Benefits Roll Forward

	2018	2017
Unrecognized tax benefits – beginning of year	$927	$1,370
Impact of the Tax Act	-	(443)
Unrecognized tax benefits – end of year	$927	$927